Note 30 (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	June 2026	December 2025
Loan commitments given	6.2.1	267,238	227,554
Of which: impaired		191	179
Central banks		—	—
General governments		3,533	3,886
Credit institutions		34,330	18,223
Other financial corporations		19,949	14,295
Non-financial corporations		102,322	92,124
Households		107,103	99,026
Financial guarantees given	6.2.1	26,861	24,865
Of which: impaired ⁽¹⁾		121	138
Central banks		—	—
General governments		107	147
Credit institutions		799	774
Other financial corporations		3,505	3,204
Non-financial corporations		22,242	20,512
Households		207	228
Other commitments given	6.2.1	77,595	60,159
Of which: impaired ⁽¹⁾		337	359
Central banks		30	—
General governments		403	368
Credit institutions		16,262	7,265
Other financial corporations		5,852	4,043
Non-financial corporations		54,810	48,291
Households		238	192
Total	6.2.1	371,693	312,578
(1) Impaired financial guarantees given amounted to €458 million and €497 million, respectively, as of June 30, 2026 and December 31, 2025, respectively.